Revenue - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Revenue from contracts with customers [Abstract]
Upfront payment on license and support agreement	$ 66.9
Post contract support period	24 months
Right to access enhancements period	7 years